AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 8, 2013.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 385	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 386	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLp
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on March 12, 2013 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 385 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 12, 2013 as the new effective date for Post-Effective Amendment No. 49 to the Trust’s Registration Statement, which was filed on June 6, 2008 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 66, 70, 73, 76, 79, 82, 85, 89, 91, 94, 97, 100, 103, 106, 109, 114, 116, 121, 125, 130, 134, 138, 143, 147, 152, 157, 161, 166, 170, 175, 180, 184, 190, 199, 207, 211, 220, 225, 230, 237, 245, 254, 263, 268, 277, 286, 295, 303, 310, 318, 323, 328, 338, 343, 348, 356, 364, 370 and 378 to the Trust’s Registration Statement filed on August 15, 2008, September 12, 2008, October 10, 2008, November 7, 2008, December 5, 2008, January 2, 2009, January 30, 2009, February 27, 2009, March 27, 2009, April 24, 2009, May 22, 2009, June 19, 2009, July 17, 2009, August 14, 2009, September 11, 2009, October 9, 2009, November 6, 2009, December 4, 2009, December 31, 2009, January 29, 2010, February 26, 2010, March 26, 2010, April 23, 2010, May 21, 2010, June 18, 2010, July 16, 2010, August 13, 2010, September 10, 2010, October 8, 2010, November 5, 2010, December 3, 2010, December 30, 2010, January 28, 2011, February 25, 2011, March 25, 2011, April 21, 2011, May 20, 2011, June 17, 2011, July 14, 2011, August 12, 2011, September 9, 2011, October 7, 2011, November 4, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012, July 27, 2012, August 24, 2012, September 21, 2012, October 19, 2012, November 16, 2012, December 14, 2012 and January 11, 2013, respectively. This Amendment relates solely to PowerShares Ireland Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 49 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 302 to the Trust’s Registration Statement, filed on February 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 8th day of February, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 8, 2013
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	February 8, 2013
Sheri Morris

/s/ Anna Paglia	Secretary	February 8, 2013
Anna Paglia

*/s/ H. Bruce Bond	Trustee	February 8, 2013
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	February 8, 2013
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 8, 2013
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 8, 2013
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 8, 2013
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	February 8, 2013
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	February 8, 2013
Donald H. Wilson

*By: /s/ Anna Paglia		February 8, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.